FT Vest U.S. Equity Equal Weight Buffer ETF - September Average Annual Total Returns		12 Months Ended		14 Months Ended		15 Months Ended	18 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.57%	11.43%			8.42%	12.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	17.88%	15.19%	16.11%	16.82%	17.38%
FT Vest U.S. Equity Equal Weight Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent			8.08%			6.01%
Performance Inception Date	Sep. 20, 2024
FT Vest U.S. Equity Equal Weight Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.08%			6.01%
FT Vest U.S. Equity Equal Weight Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.78%			4.59%